Long-Term Restricted Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012
Long-Term Restricted Deposit [Abstract]
Appeal bond, amount		$ 729	$ 729	$ 729